FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Notional amount		R$ 996	R$ 1,451
Unrealized gain/loss fair value		612	1,213
TOTAL CURRENT		703	1,219
Non-current asset		R$ (91)	(6)
Overs The Counters [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	US$ exchange variation + Rate (9.25% p.y.)
Liability	[1]	R$ + 152.01% of CDI
Maturity period	[1]	Interest: Half-yearly Principal: Dec. 2024
Trade market	[1]	Over the counter
Notional amount	[1]	R$ 428	873
Unrealized gain/loss fair value	[1]	273	706
Overs The Counters [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	[1],[2]	R$ 250
Overs The Counters 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	US$ exchange variation + Rate (9.25% p.y.)
Liability	[1]	R$ + 125.52% of CDI
Maturity period	[1]	Interest: Half-yearly Principal: Dec. 2024
Trade market	[1]	Over the counter
Notional amount	[1]	R$ 568	578
Unrealized gain/loss fair value	[1]	339	R$ 507
Overs The Counters 1 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	[1],[2]	R$ 500

[1]	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018 a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$, and a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate. The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00 and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
[2]	In thousands of US$.